Guarantor and Non-Guarantor Financial Statements	6 Months Ended
Jun. 30, 2015
Text Block [Abstract]
Guarantor and Non-Guarantor Financial Statements

NOTE 17 — GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

Certain of Holdings’ subsidiaries have guaranteed UCI International, LLC’s obligations under the Senior Notes described in Note 9.

The condensed financial information that follows includes condensed financial statements for (a) Holdings, which is the parent of UCI International, LLC and a guarantor of the Senior Notes, (b) UCI International, LLC, which is the issuer of the Senior Notes, (c) certain of the U.S. subsidiaries which guarantee the Senior Notes (the “Guarantor Subsidiaries”), (d) the non-U.S. subsidiaries and certain U.S. subsidiaries which do not guarantee the Senior Notes (the “Non-Guarantor Subsidiaries”), and (e) consolidated Holdings. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions.

Separate financial statements of the Guarantor Subsidiaries are not presented because their guarantees are full and unconditional and joint and several.

Condensed Consolidating Balance Sheet

June 30, 2015

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$43,030	$—	$75	$1,825	$34,340	$6,790
Intercompany receivables - current	—	(232,857)	5,388	160,059	40,319	27,091
Accounts receivable, net	130,888	—	—	—	114,532	16,356
Related party receivables	11,720	—	—	—	11,720	—
Inventories, net	177,083	—	—	—	144,579	32,504
Deferred tax assets	12,993	—	—	—	11,409	1,584
Discontinued current assets	111,821	—	—	—	108,008	3,813
Other current assets	24,501	—	—	2,460	14,083	7,958

Total current assets	512,036	(232,857)	5,463	164,344	478,990	96,096
Property, plant and equipment, net	129,721	—	—	—	87,011	42,710
Investment in subsidiaries	—	(539,736)	76,751	357,607	105,378	—
Goodwill	218,170	—	—	—	192,388	25,782
Other intangible assets, net	244,329	—	—	—	239,653	4,676
Intercompany receivables non-current	—	(102,076)	102,071	—	5	—
Deferred financing costs, net	9,128	—	—	9,128	—	—
Discontinued long-term assets	177,257	(6,976)	—	—	179,783	4,450
Other long-term assets	745	—	—	—	577	168

Total assets	$1,291,386	$(881,645)	$184,285	$531,079	$1,283,785	$173,882

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$104,708	$—	$—	$—	$83,068	$21,640
Current maturities of long-term debt	33,063	—	—	33,000	59	4
Related party payables	4,813	—	4,531	—	(278)	560
Intercompany payables - current	—	(232,857)	(1)	(2)	207,363	25,497
Product returns liability	28,227	—	—	—	27,757	470
Interest payable	14,632	—	—	14,632	—	—
Discontinued current liabilities	31,934	—	—	—	31,438	496
Accrued expenses and other current liabilities	55,391	—	6,125	(3,415)	44,824	7,857

Total current liabilities	272,768	(232,857)	10,655	44,215	394,231	56,524
Long-term debt, less current maturities	683,402	—	—	448,328	235,058	16
Pension and other post-retirement liabilities	89,382	—	—	—	89,207	175
Deferred tax liabilities	46,395	—	—	(38,215)	81,541	3,069
Intercompany payables - non-current	—	(102,076)	—	—	102,071	5
Long-term related party payables	101	—	—	—	101	—
Discontinued long-term liabilities	29,142	(6,976)	6,976	—	28,351	791
Other long-term liabilities	3,542	—	—	—	2,593	949
Total shareholder’s equity (deficit)	166,654	(539,736)	166,654	76,751	350,632	112,353

Total liabilities and shareholder’s equity (deficit)	$1,291,386	$(881,645)	$184,285	$531,079	$1,283,785	$173,882

Condensed Consolidating Balance Sheet

December 31, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$41,468	$—	$75	$2,626	$29,242	$9,525
Intercompany receivables - current	—	(255,603)	2,071	179,121	42,638	31,773
Accounts receivable, net	140,762	—	—	—	121,715	19,047
Related party receivables	17,185	—	—	—	17,185	—
Inventories, net	180,517	—	—	—	148,993	31,524
Deferred tax assets	27,009	—	—	1,466	24,011	1,532
Discontinued current assets	133,601	—	—	—	129,591	4,010
Other current assets	19,358	—	4	2,163	10,029	7,162

Total current assets	559,900	(255,603)	2,150	185,376	523,404	104,573
Property, plant and equipment, net	138,404	—	—	—	95,126	43,278
Investment in subsidiaries	—	(856,463)	128,236	624,722	103,505	—
Goodwill	219,125	—	—	—	192,389	26,736
Other intangible assets, net	253,685	—	—	—	248,229	5,456
Intercompany receivables non-current	—	(100,005)	100,000	—	5	—
Deferred financing costs, net	11,578	—	—	11,578	—	—
Discontinued long-term assets	176,051	(7,265)	—	—	178,925	4,391
Other long-term assets	1,380	—	—	—	681	699

Total assets	$1,360,123	$(1,219,336)	$230,386	$821,676	$1,342,264	$185,133

Liabilities and shareholder’s equity
Accounts payable	$111,888	$—	$—	—	83,104	28,784
Current maturities of long-term debt	23,066	—	—	23,000	59	7
Related party payables	2,450	—	1,706	—	—	744
Intercompany payables - current	—	(255,603)	—	3,160	220,727	31,716
Product returns liability	35,736	—	—	—	35,251	485
Interest payable	13,083	—	—	13,083	—	—
Discontinued current liabilities	44,628	—	—	—	44,283	345
Accrued expenses and other current liabilities	39,970	—	2,940	(6,753)	37,096	6,687

Total current liabilities	270,821	(255,603)	4,646	32,490	420,520	68,768
Long-term debt, less current maturities	684,798	—	—	684,679	101	18
Pension and other post-retirement liabilities	90,296	—	—	—	90,207	89
Deferred tax liabilities	55,695	—	—	(23,729)	75,692	3,732
Intercompany payables - non-current	—	(100,005)	—	—	100,000	5
Long-term related party payables	101	—	—	—	101	—
Discontinued long-term liabilities	30,183	(318)	159	159	29,392	791
Other long-term liabilities	2,648	—	—	—	1,688	960
Total shareholder’s equity (deficit)	225,581	(863,410)	225,581	128,077	624,563	110,770

Total liabilities and shareholder’s equity (deficit)	$1,360,123	$(1,219,336)	$230,386	$821,676	$1,342,264	$185,133

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended June 30, 2015

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$201,569	$(35,366)	$—	$—	$187,607	$49,328
Cost of sales	178,732	(35,366)	—	(13)	172,989	41,122

Gross profit	22,837	—	—	13	14,618	8,206
Operating expenses
Selling, general and administrative	(13,563)	—	—	(161)	(11,331)	(2,071)
Amortization of acquired intangible assets	(4,044)	—	—	—	(3,846)	(198)
Restructuring costs, net	(6,411)	—	—	—	(6,411)	—

Operating (loss) income	(1,181)	—	—	(148)	(6,970)	5,937
Other expense
Interest (expense) income, net	(1,017)	—	9,708	(15,001)	4,267	9
Intercompany interest	—	—	515	5,569	(6,084)	—
Miscellaneous, net	(1,017)	—	47	2	(1,038)	(28)

(Loss) income before income taxes	(3,215)	—	10,270	(9,578)	(9,825)	5,918
Income tax expense	(15,581)	—	(2,877)	(3,124)	(7,662)	(1,918)

(Loss) income before equity in earnings of subsidiaries from continuing operations	(18,796)	—	7,393	(12,702)	(17,487)	4,000

Equity (deficit) in earnings of subsidiaries from continuing operations	—	35,676	(26,189)	(13,487)	4,000	—
(Loss) income from discontinued operations, net of tax	(12,265)	14,887	(12,265)	(46)	(14,792)	(49)

Net (loss) income	$(31,061)	$50,563	$(31,061)	$(26,235)	$(28,279)	$3,951

Comprehensive (loss) income	$(39,301)	$62,299	$(52,930)	$(25,472)	$(27,516)	$4,318

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended June 30, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$200,250	$(45,784)	$—	$—	$186,484	$59,550
Cost of sales	171,911	(45,784)	—	(20)	168,517	49,198

Gross profit	28,339	—	—	20	17,967	10,352
Operating expenses
Selling, general and administrative	(13,959)	—	(57)	(88)	(11,821)	(1,993)
Amortization of acquired intangible assets	(4,085)	—	—	—	(3,846)	(239)
Restructuring costs, net	(4,268)	—	—	—	(4,134)	(134)
Trademark impairment loss	(38,000)	—	—	—	(38,000)	—

Operating (loss) income	(31,973)	—	(57)	(68)	(39,834)	7,986
Other expense
Interest (expense) income, net	(11,303)	—	(1,119)	(13,761)	3,556	21
Intercompany interest	—	—	504	5,569	(6,011)	(62)
Miscellaneous, net	(788)	—	—	—	(855)	67

(Loss) income before income taxes	(44,064)	—	(672)	(8,260)	(43,144)	8,012
Income tax benefit (expense)	16,658	—	(446)	3,257	16,099	(2,252)

(Loss) income before equity in earnings of subsidiaries from continuing operations	(27,406)	—	(1,118)	(5,003)	(27,045)	5,760
(Loss) income before equity in earnings of subsidiaries from continuing operations	—	41,813	(26,288)	(21,285)	5,760	—
(Loss) income from discontinued operations, net of tax	1,806	(3,614)	1,806	1,806	1,806	2

Net (loss) income	$(25,600)	$38,199	$(25,600)	$(24,482)	$(19,479)	$5,762

Comprehensive (loss) income	$(24,595)	$34,516	$(20,532)	$(24,598)	$(19,595)	$5,614

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Six Months Ended June 30, 2015

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$402,840	$(73,886)	$—	$—	$375,495	$101,231
Cost of sales	367,663	(73,886)	—	(4)	355,146	86,407

Gross profit	35,177	—	—	4	20,349	14,824
Operating expenses
Selling, general and administrative	(27,366)	—	—	(424)	(22,899)	(4,043)
Amortization of acquired intangible assets	(8,091)	—	—	—	(7,691)	(400)
Restructuring costs, net	(6,740)	—	—	—	(6,740)	—

Operating (loss) income	(7,020)	—	—	(420)	(16,981)	10,381
Other expense
Interest (expense) income, net	(6,669)	—	14,496	(29,017)	7,834	18
Intercompany interest	—	—	1,026	11,137	(12,163)	—
Miscellaneous, net	(1,931)	—	47	—	(1,945)	(33)

(Loss) income before income taxes	(15,620)	—	15,569	(18,300)	(23,255)	10,366
Income tax expense	(12,132)	—	(4,361)	(1,007)	(3,415)	(3,349)

(Loss) income before equity in earnings of subsidiaries from continuing operations	(27,752)	—	11,208	(19,307)	(26,670)	7,017

Equity (deficit) in earnings of subsidiaries from continuing operations	—	51,596	(38,960)	(19,653)	7,017	—
(Loss) income from discontinued operations, net of tax	(15,574)	17,524	(15,574)	(46)	(17,230)	(248)

Net (loss) income	$(43,326)	$69,120	$(43,326)	$(39,006)	$(36,883)	$6,769

Comprehensive (loss) income	$(58,927)	$104,546	$(87,385)	$(41,069)	$(38,946)	$3,927

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Six Months Ended June 30, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$398,568	$(82,989)	$—	$—	$370,308	$111,249
Cost of sales	347,982	(82,989)	—	(26)	337,933	93,064

Gross profit	50,586	—	—	26	32,375	18,185
Operating expenses
Selling, general and administrative	(28,727)	—	(57)	(270)	(24,540)	(3,860)
Amortization of acquired intangible assets	(8,168)	—	—	—	(7,691)	(477)
Restructuring costs, net	(8,377)	—	—	—	(8,134)	(243)
Trademark impairment loss	(38,000)	—	—	—	(38,000)	—

Operating (loss) income	(32,686)	—	(57)	(244)	(45,990)	13,605
Other expense
Interest (expense) income, net	(26,699)	—	(6,360)	(27,487)	7,106	42
Intercompany interest	—	—	996	11,137	(12,009)	(124)
Miscellaneous, net	(1,807)	—	1	—	(1,882)	74

Loss from continuing operations before income taxes	(61,192)	—	(5,420)	(16,594)	(52,775)	13,597
Income tax benefit (expense)	20,367	—	(23)	6,185	17,960	(3,755)

(Loss) income before equity in earnings of subsidiaries from continuing operations	(40,825)	—	(5,443)	(10,409)	(34,815)	9,842
Equity (deficit) in earnings of subsidiaries from continuing operations	—	50,513	(35,382)	(24,973)	9,842	—
(Loss) income from discontinued operations, net of tax	2,683	(5,351)	2,683	2,683	2,683	(15)

Net (loss) income	$(38,142)	$45,162	$(38,142)	$(32,699)	$(22,290)	$9,827

Comprehensive (loss) income	$(31,916)	$23,098	$(9,379)	$(32,836)	$(22,427)	$9,628

Condensed Consolidating Statement of Cash Flows

Six Months Ended June 30, 2015

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash (used in) provided by operating activities	$5,586	$—		$(9,301)	$12,674	$2,213

Cash flows from investing activities:
Capital expenditures	(12,138)	—	—	—	(9,938)	(2,200)
Proceeds from sale of property, plant	13	—	—	—	13	—
and equipment	—	—	—	—	—	—

Net cash used in investing activities	(12,125)	—	—	—	(9,925)	(2,200)

Cash flows from financing actvities:
Revolver borrowings	10,000	—	—	10,000	—	—
Debt repayments	(1,550)	—	—	(1,500)	(50)	—
Intercompany dividends received (paid)	—	—	—	—	2,368	(2,368)

Net cash provided by (used in) financing activities	8,450	—	—	8,500	2,318	(2,368)
Effect of exchange rate changes on cash	(341)	—	—	—	—	(341)

Net increase (decrease) in cash and cash equivalents	1,570	—	—	(801)	5,067	(2,696)
Cash and cash equivalents at beginning of period	44,468	—	75	2,626	31,945	9,822

Cash and cash equivalents at end of period	$46,038	$—	$75	$1,825	$37,012	$7,126
Less: discontinued operations cash and cash equivalents at the end of the period	(3,008)				(2,672)	(336)

Cash and cash equivalents of continuing operations at the end of period	$43,030	$—	$75	$1,825	$34,340	$6,790

Condensed Consolidating Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash (used in) provided by operating activities	$(21,679)	$—	$—	$1,500	$(27,344)	$4,165

Cash flows from investing activities:
Capital expenditures	(21,522)	—	—	—	(17,734)	(3,788)
Proceeds from sale of property, plant and equipment	893	—	—	—	402	491

Net cash used in investing activities	(20,629)	—	—	—	(17,332)	(3,297)
Cash flows from financing activities:
Debt repayments	(1,534)	—	—	(1,500)	(30)	(4)
Intercompany dividends received (paid)	—	—	—	—	5,553	(5,553)

Net cash (used in) provided by financing activities	(1,534)	—	—	(1,500)	5,523	(5,557)
Effect of exchange rate changes on cash	(13)	—	—	—	—	(13)

Net decrease in cash and cash equivalents	(43,855)	—	—	—	(39,153)	(4,702)
Cash and cash equivalents at beginning of period	76,619	—	1	3,026	57,407	16,185

Cash and cash equivalents at end of period	$32,764	$—	$1	$3,026	$18,254	$11,483